Tax expense - theoretical and recognized income tax reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Theoretical income taxes	€ 781	€ 1,126	€ 590
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	0	(161)	(42)
Permanent differences	(416)	(397)	(217)
Tax credits	(135)	(23)	(340)
Deferred tax assets not recognized and write-downs	633	1,053	520
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	207	970	633
Taxes relating to prior years	(334)	(20)	7
Tax rate changes	0	(22)	0
Withholding tax	41	78	54
Other differences	(15)	(8)	(9)
Total Tax expense, excluding IRAP	€ 762	€ 2,596	€ 1,196
Effective tax rate	18.50%	44.20%	40.50%
IRAP (current and deferred)	€ 16	€ (8)	€ 41
Total Tax expense	€ 778	€ 2,588	€ 1,237